Intangible Assets - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended			30 Months Ended
	Oct. 02, 2023	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 459,900	$ 463,100	$ 239,500
Fair value of cash consideration				$ 71,766	$ 0	$ 5,914,475
Customer relationships | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period			16 years	16 years			16 years
Customer relationships | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period			23 years	23 years			23 years
Order backlog
Indefinite-lived Intangible Assets [Line Items]
Amortization period			3 years	3 years			3 years
Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Amortization period			3 years	3 years			3 years
Patient database
Indefinite-lived Intangible Assets [Line Items]
Amortization period			7 years	7 years			7 years
Technology assets
Indefinite-lived Intangible Assets [Line Items]
Amortization period			5 years	5 years			5 years
Biotel Research LLC
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 1,500
Fair value of cash consideration	$ 68,100
Value of intangible assets acquired	$ 36,400
Biotel Research LLC | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	3 years
Biotel Research LLC | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	16 years
Biotel Research LLC | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 12,500
Biotel Research LLC | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	3,900
Biotel Research LLC | Technology assets
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 20,000
PRA Health Sciences, Inc
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 451,400			$ 1,128,500
Fair value of cash consideration		$ 5,308,646
Value of intangible assets acquired		$ 4,919,000
PRA Health Sciences, Inc | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period		3 years
PRA Health Sciences, Inc | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period		23 years
PRA Health Sciences, Inc | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 3,938,000
PRA Health Sciences, Inc | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		500,000
PRA Health Sciences, Inc | Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		202,000
PRA Health Sciences, Inc | Patient database
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		168,000
PRA Health Sciences, Inc | Technology assets
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 111,000